OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

The components of intangible assets as of September 30, 2025 and 2024 are as follows (in thousands):

	As of September 30,
	2025	2024
Intangible assets subject to amortization:
Software	¥18,272	¥25,855
Trademark	500	500
Accumulated amortization	(13,651)	(18,072)
Net carrying amount	5,121	8,283

Intangible assets not subject to amortization:
Software in progress	¥42,330	¥25,211
Total intangible assets	¥47,451	¥33,494

SCHEDULE OF AMORTIZATION EXPENSE FOR OTHER INTANGIBLE ASSETS

The estimated aggregate amortization expense for other intangible assets for the next five years and thereafter is as follows:

Thousands of Yen
Years Ending September 30:
2026	¥3,720
2027	1,214
2028	125
2029	50
2030	12
Thereafter	-
Total	¥5,121